Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Cumulative Adjustment [Member] Preferred Stock [Member] Series B [Member]	Cumulative Adjustment [Member] Common Stock [Member]	Cumulative Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Adjustment [Member] Accumulated Deficit [Member]	Cumulative Adjustment [Member]
Balance at Dec. 31, 2019	$ 0	$ 0	$ 406,099	$ (376,241)	$ 29,858
Balance (in shares) at Dec. 31, 2019	0	168,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	$ 1	71,834	0	71,835
Issuance of common stock (including the exercise of warrants) (Note 11) (in shares)	0	6,647,749
Change in fair value of conversion option (Note 9)	$ 0	$ 0	4,924	0	4,924
Issuance of options for units (Note 9)	0	0	543	0	543
Stock based compensation (Note 15)	$ 0	$ 0	869	0	869
Stock based compensation (Note 15) (in shares)	0	15,625
Issuable units (Note 7, 8 & 9)	$ 0	$ 0	6,021	0	6,021
Net income (loss)	0	0	0	(18,356)	(18,356)
Balance at Dec. 31, 2020	$ 0	$ 1	490,290	(394,597)	95,694
Balance (in shares) at Dec. 31, 2020	0	6,831,499
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	$ 1	98,217	0	98,218
Issuance of common stock (including the exercise of warrants) (Note 11) (in shares)	0	9,238,754
Issuance of common stock and warrants for repayment of subordinated long-term debt (Note 7)	$ 0	$ 0	3,000	0	3,000
Issuance of common stock and warrants for repayment of subordinated long-term debt (Note 7) (in shares)	0	428,571
Issuance of common stock upon conversion of convertible notes (Note 8)	$ 0	$ 0	3,600	0	3,600
Issuance of common stock upon conversion of convertible notes (Note 8) (in shares)	0	300,000
Issuance of preferred shares to related party (Note 11)	$ 0	$ 0	250	0	250
Issuance of preferred shares to related party (Note 11) (in shares)	20,000	0
Stock based compensation (Note 15)	$ 0	$ 0	5,097	0	5,097
Stock based compensation (Note 15) (in shares)	0	670,000
Repurchase of common stock (Note 11)	$ 0	$ 0	(1,708)	0	(1,708)
Repurchase of common stock (Note 11) (in shares)	0	(170,210)
Repurchase of warrants (Note 11)	$ 0	$ 0	(1,023)	0	(1,023)
Net income (loss)	0	0	0	41,348	41,348
Balance at Dec. 31, 2021	$ 0	$ 2	597,723	(353,249)	244,476
Balance (ASU 2020-06 [Member]) at Dec. 31, 2021						$ 0	$ 0	$ (21,165)	$ 10,216	$ (10,949)
Balance (in shares) at Dec. 31, 2021	20,000	17,298,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	$ 0	70	0	$ 70
Issuance of common stock (including the exercise of warrants) (Note 11) (in shares)	0	10,000			10,000
Stock based compensation (Note 15)	$ 0	$ 0	7,185	0	$ 7,185
Stock based compensation (Note 15) (in shares)	0	883,000
Repurchase of warrants (Note 11)	$ 0	$ 0	(122)	0	(122)
Dividends ($1.25 per share) (Note 11)	0	0	0	(22,472)	(22,472)
United Maritime Corporation spin-off (Note 3)	0	0	0	(13,728)	(13,728)
Net income (loss)	0	0	0	17,239	17,239
Balance at Dec. 31, 2022	$ 0	$ 2	$ 583,691	$ (361,994)	$ 221,699
Balance (in shares) at Dec. 31, 2022	20,000	18,191,614